Subsequent Events (Details) - Schedule of repayments on bank borrowings - 12 months ended Dec. 31, 2021 - Borrowings [Member]	USD ($)	CNY (¥)
Subsequent Events (Details) - Schedule of repayments on bank borrowings [Line Items]
Repayment Total	$ 3,002,796	¥ 19,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member]
Subsequent Events (Details) - Schedule of repayments on bank borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.95%	3.95%
Repayment Date	Feb. 17, 2022	Feb. 17, 2022
Collateral/Security	Yada, Yongjun Liu	Yada, Yongjun Liu
Repayment Amount	$ 788,880	¥ 5,000,000
Bank of China [Member]
Subsequent Events (Details) - Schedule of repayments on bank borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.80%	3.80%
Repayment Date	Mar. 02, 2022	Mar. 02, 2022
Collateral/Security	Yongjun Liu, Yin Liu	Yongjun Liu, Yin Liu
Repayment Amount	$ 791,014	¥ 5,000,000
Industrial and Commercial Bank of China [Member]
Subsequent Events (Details) - Schedule of repayments on bank borrowings [Line Items]
Company	Yada	Yada
Rate	3.85%	3.85%
Repayment Date	Feb. 18, 2022	Feb. 18, 2022
Collateral/Security	Properties of Yada	Properties of Yada
Repayment Amount	$ 1,422,902	¥ 9,000,000